Principal Subsidiaries - Information on Subsidiaries (Parenthetical) (Detail)				12 Months Ended
	Dec. 11, 2017	Oct. 13, 2017	Jul. 24, 2017	Dec. 31, 2017	Dec. 31, 2016	Sep. 01, 2017	Apr. 01, 2017	Mar. 31, 2017	Mar. 30, 2017
Gatebox Inc [member]
Disclosure of subsidiaries [Line Items]
Percentage of voting shares acquired							51.00%
Percentage of ownership				51.00%
BALIE corporation [Member]
Disclosure of subsidiaries [Line Items]
Percentage of ownership				60.00%
BALIE corporation [Member] | LINE Business Partners Corporation [Member]
Disclosure of subsidiaries [Line Items]
Percentage of ownership	60.00%
STAIRS Corporation [member]
Disclosure of subsidiaries [Line Items]
Percentage of ownership		100.00%	51.00%	100.00%
STAIRS Corporation [member] | Next Floor Corporation [member]
Disclosure of subsidiaries [Line Items]
Percentage of ownership			51.00%
LINE TICKET Corporation [member]
Disclosure of subsidiaries [Line Items]
Percentage of voting shares acquired						51.00%
Percentage of ownership				51.00%
NextFloor Group [Member]
Disclosure of subsidiaries [Line Items]
Percentage of ownership				51.00%
NextFloor Group [Member] | LINE Games Corporation [Member]
Disclosure of subsidiaries [Line Items]
Percentage of voting shares acquired			51.00%
LINE Company (Thailand) Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of ownership				50.00%	50.00%
Percentage of voting power held in subsidiary				90.90%
LINE Vietnam Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Percentage of ownership				100.00%	95.00%
LINE Vietnam Co., Ltd [member] | LINE Plus Corporation [Member]
Disclosure of subsidiaries [Line Items]
Percentage of ownership								100.00%	95.00%